Loans and Financing - Schedule of Outstanding Balance of Loans and Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Loans, total	R$ 2,887	R$ 758
Current	2,512	569
Non-current	R$ 375	189
Itaú Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	1.00%
Maturity	2026
Loans, total		47
Itaú Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	1.83%
Maturity	2027
Loans, total		50
Bradesco Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	29.84%
Maturity	2026
Loans, total	R$ 178	14
Santander Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	23.14%
Maturity	2025
Loans, total	R$ 2,206
Bradesco Bank [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	20.98%
Maturity	2027
Loans, total	R$ 503	361
Bossa Nova [Member]
Schedule of Outstanding Balance of Loans and Financing [Line Items]
Interest Rate	14.90%
Maturity	2026
Loans, total		R$ 286